Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Acuity Inc.
Amendment Flag	false
Entity Central Index Key	0001144215
EBP 033
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Acuity Inc.
Amendment Flag	false
Entity Central Index Key	0001144215
EBP 067
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Acuity Inc.
Amendment Flag	false
Entity Central Index Key	0001144215
EBP 070
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Acuity Inc.
Amendment Flag	false
Entity Central Index Key	0001144215